Label	Element	Value
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PSF Avantis Balanced Allocation Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital and low to moderate income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	oef_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells shares of exchange-traded funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 45% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	45.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in eligible third-party mutual funds, exchange-traded funds (“ETFs”) and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”). Substantially all of the Balanced Allocation Underlying Funds are advised by American Century Investment Management, Inc. (“American Century”), including through its division Avantis Investors (Avantis Investors and American Century are referred to together in this Prospectus as “Avantis”). Avantis is not affiliated with the Trust, the Fund or the Fund’s investment adviser. PLFA may change any or all of the Balanced Allocation Underlying Funds, including to funds offered by another investment adviser, at any time in its investment discretion.
The Balanced Allocation Underlying Funds invest in U.S. and foreign equity and debt instruments. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
25 – 50%	50 – 75%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through the following multi-step process:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic and developed international equities, which may include small-capitalization, mid-capitalization, and large-capitalization equities that may employ growth and value strategies. The broad debt asset class includes narrower asset classes such as investment grade bonds and international debt of developed markets of varying durations.
PLFA then determines the amount of the Fund’s assets to invest in each Balanced Allocation Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Balanced Allocation Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Balanced Allocation Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Balanced Allocation Underlying Fund Oversight — PLFA monitors and evaluates the Balanced Allocation Underlying Funds on an ongoing basis, including an analysis of the investment risks of the Balanced Allocation Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current Balanced Allocation Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA will also monitor the available Balanced Allocation Underlying Funds and consider substitution of Balanced Allocation Underlying Funds or the addition of new underlying funds should PLFA determine appropriate for the Fund’s investments.
Investments of the Balanced Allocation Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
Investments of the Balanced Allocation Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities and corporate bonds; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency-denominated); and debt instruments of varying duration (short, intermediate and long-term).
Certain Balanced Allocation Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies, and other investments; and swaps (including credit default swaps). A Balanced Allocation Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk, or to seek to enhance investment returns.
Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.
The Fund, through the Balanced Allocation Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
Certain Balanced Allocation Underlying Funds may lend their portfolio securities to generate additional income.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Balanced Allocation Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the Balanced Allocation Underlying Funds for investment and may adjust the Fund’s allocations to the Balanced Allocation Underlying Funds as it deems appropriate to meet the Fund’s investment goal.
The Fund may lend its holdings of ETFs to certain financial institutions.
For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond and 15% MSCI EAFE Indices. The bar chart shows the performance of the Fund’s Class I shares (formerly named Class D shares, with different fees and expenses). Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
PLFA selected Balanced Allocation Underlying Funds managed by Avantis beginning November 1, 2022. PLFA selected Balanced Allocation Underlying Funds managed by another firm before that date.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg US Aggregate Bond and 15% MSCI EAFE Indices.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.15%; Q1 2020: (14.71%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(14.71%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Asset Allocation Fund of Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Balanced Allocation Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Balanced Allocation Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Balanced Allocation Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Balanced Allocation Underlying Fund’s investments can change due to market movements, the Balanced Allocation Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Balanced Allocation Underlying Funds in proportion to the Fund’s allocation to those Balanced Allocation Underlying Funds.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund’s returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with an ETF. The ETF may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the ETF and no other authorized participant is able to step forward to process creation and/or redemption orders, ETF shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Cash Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cash Transactions Risk: An ETF may effect its creations and redemptions for cash, rather than for in-kind securities. In order to effect redemptions in cash, such ETF may be required to sell portfolio securities and subsequently recognize gains on such sales that the ETF might not have recognized if it were to distribute portfolio securities in-kind. Therefore, an investment in such ETF may be less tax-efficient than an investment in an ETF that effects redemptions entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the ETF sold and redeemed shares in-kind.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | ETF Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Market Trading Risk: An ETF faces numerous market trading risks, including the potential lack of an active market for ETF shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the ETF. Any of these factors, among others, may lead to the ETF’s shares trading above NAV (at a premium) or below NAV (at a discount). Thus, an investor such as the PSF Avantis Balanced Allocation Portfolio may pay more (or less) than NAV when buying shares of the ETF in the secondary market, and may receive less (or more) than NAV when selling those shares in the secondary market. The portfolio managers cannot predict whether shares will trade at a premium or discount or at NAV.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Balanced Allocation Underlying Fund’s investments denominated in or with exposure to that foreign currency.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk: The use of forward commitments, futures contracts, options or swaps (each a type of derivative instrument) as a principal investment strategy subjects a Balanced Allocation Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Balanced Allocation Underlying Fund’s volatility and risk of loss.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Balanced Allocation Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Balanced Allocation Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Balanced Allocation Underlying Fund’s yield (and total return) also may be low and a Balanced Allocation Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Balanced Allocation Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk: If a Balanced Allocation Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Balanced Allocation Underlying Fund’s performance. As a result, the Balanced Allocation Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Underlying Funds Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: If securities for a Balanced Allocation Underlying Fund are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the Fund to leverage risk.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk: A Balanced Allocation Underlying Fund may lend its securities or use derivatives instruments, which give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Balanced Allocation Underlying Fund’s principal amount invested. Leverage can magnify a Balanced Allocation Underlying Fund’s gains and losses and therefore increase its volatility.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Floating Rate Loan Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper a Balanced Allocation Underlying Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by a Balanced Allocation Underlying Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to a Balanced Allocation Underlying Fund, requiring a Balanced Allocation Underlying Fund to borrow cash which would increase a Balanced Allocation Underlying Fund’s expenses. A Balanced Allocation Underlying Fund is also subject to credit risk with respect to the issuer of the loan. Investments in junior loans involve a higher degree of overall risk.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Growth Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | High Yield/High Risk or “Junk” Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Balanced Allocation Underlying Fund’s performance.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Passive Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Error Risk: Performance of a Balanced Allocation Underlying Fund that is a passively managed fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between a Balanced Allocation Underlying Fund’s investments and that index.

PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	847
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	379
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 847
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	604
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	49
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	154
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	269
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 604
PSF Avantis Balanced Allocation Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.72%
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%
PSF Avantis Balanced Allocation Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.15%
PSF Avantis Balanced Allocation Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	12.98%
Annual Return [Percent]	oef_AnnlRtrPct	(6.19%)
Annual Return [Percent]	oef_AnnlRtrPct	19.75%
Annual Return [Percent]	oef_AnnlRtrPct	12.11%
Annual Return [Percent]	oef_AnnlRtrPct	12.50%
Annual Return [Percent]	oef_AnnlRtrPct	(14.99%)
Annual Return [Percent]	oef_AnnlRtrPct	13.83%
Annual Return [Percent]	oef_AnnlRtrPct	11.54%
Annual Return [Percent]	oef_AnnlRtrPct	15.22%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted April 29, 2016)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.99%
Performance Inception Date	oef_PerfInceptionDate	Apr. 29, 2016
PSF Avantis Balanced Allocation Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted October 31, 2019)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.43%
Performance Inception Date	oef_PerfInceptionDate	Oct. 31, 2019

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.